6. TRADE RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables
Opening balance	R$ (191,979)	R$ (172,782)
Expected credit losses	(53,706)	(36,697)
Recovery of receivables	8,333	17,500
Closing balance	R$ (237,352)	R$ (191,979)